Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,398,000
Previously Paid Amount	0.00
Total Fee Amount	331.16
Total Offset Amount	0.00
Net Fee	331.16
Narrative - Max Aggregate Offering Price	$ 2,398,000
Final Prospectus	true